Retirement and Severance Benefits (Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Retirement and Severance Benefits
Prior service benefit	¥ (172,964)	¥ (197,508)
Actuarial loss	530,195	455,780
Amounts recognized in accumulated other comprehensive income (loss)	¥ 357,231	¥ 258,272